The derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on December 31, 2021 are set forth below: (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Notional	R$ 3,300,000
Derivative instrument, Fair value	(30,108)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Derivative instrument, Fair value	R$ (1,283)
Cash flow hedges [member] | Non-deliverable forward [member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	TRY
Maturity	1st Qtr. 2022
Average rate | Number	13.9818
Derivative instrument, Fair value	R$ (1,283)
Currency risk [member] | Non-designated as hedge [member]
IfrsStatementLineItems [Line Items]
Derivative instrument, Fair value	R$ (231,119)
Currency risk [member] | Non-designated as hedge [member] | Non-deliverable forward [member]
IfrsStatementLineItems [Line Items]
Assets	EUR
Liabilities	BRL
Maturity	1st Qtr. 2022
Notional	R$ 265,000
Average rate | Number	6.5766
Derivative instrument, Fair value	R$ (46,336)
Currency risk [member] | Non-designated as hedge [member] | Nondeliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	BRL
Maturity	1st Qtr. 2022
Notional	R$ 935,928
Average rate | Number	5.8088
Derivative instrument, Fair value	R$ (151,493)
Currency risk [member] | Non-designated as hedge [member] | Futures B 3 [Member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	BRL
Maturity	1st Qtr. 2022
Notional	R$ 279,000
Average rate | Number	5.6169
Derivative instrument, Fair value	R$ (34,613)
Currency risk [member] | Non-designated as hedge [member] | Nondeliverable Forward Two [Member]
IfrsStatementLineItems [Line Items]
Assets	EUR
Liabilities	JPY
Maturity	1st Qtr. 2022
Notional	R$ 19,491
Average rate | Number	128.2633
Derivative instrument, Fair value	R$ 2,054
Currency risk [member] | Non-designated as hedge [member] | Nondeliverable Forward Three [Member]
IfrsStatementLineItems [Line Items]
Assets	USD
Liabilities	EUR
Maturity	1st Qtr. 2022
Notional	R$ 40,669
Average rate | Number	1.1311
Derivative instrument, Fair value	R$ (731)
Currency risk [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Derivative instrument, Fair value	R$ 3,964
Currency risk [member] | Cash flow hedges [member] | Non-deliverable forward [member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2022
Notional	R$ 261,000
Average rate | Number	5.6261
Derivative instrument, Fair value	R$ 1,392
Hedged object	USD Exports
Currency risk [member] | Cash flow hedges [member] | Nondeliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Maturity	2nd Qtr. 2022
Notional	R$ 23,000
Average rate | Number	5.7978
Derivative instrument, Fair value	R$ 1,569
Hedged object	USD Exports
Currency risk [member] | Cash flow hedges [member] | Collar [Member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2022
Notional	R$ 35,000
Average rate | Number	5.7164
Derivative instrument, Fair value	R$ 878
Hedged object	USD Exports
Currency risk [member] | Cash flow hedges [member] | Collar One [Member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Maturity	2nd Qtr. 2022
Notional	R$ 30,000
Average rate | Number	5.8056
Derivative instrument, Fair value	R$ 35
Hedged object	USD Exports
Currency risk [member] | Cash flow hedges [member] | Collar Two [Member]
IfrsStatementLineItems [Line Items]
Assets	BRL
Liabilities	USD
Maturity	3rd Qtr. 2022
Notional	R$ 10,000
Average rate | Number	6.0750
Derivative instrument, Fair value	R$ 90
Hedged object	USD Exports
Currency risk [member] | Hedges of net investment in foreign operations [member]
IfrsStatementLineItems [Line Items]
Non-derivative instrument, fair value	R$ (441,229)	[1]
Currency risk [member] | Hedges of net investment in foreign operations [member] | Bond B R F S A B R F S B Z 4 [Member]
IfrsStatementLineItems [Line Items]
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 75,673
Average rate | Number	3.7649
Proctection (Investment)	Federal Foods LLC
Non-derivative instrument, fair value	R$ (138,080)	[1]
Currency risk [member] | Hedges of net investment in foreign operations [member] | Bond B R F S A B R F S B Z 4 One [Member]
IfrsStatementLineItems [Line Items]
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 108,757
Average rate | Number	3.7649
Proctection (Investment)	BRF Kuwait WLL
Non-derivative instrument, fair value	R$ (184,667)	[1]
Currency risk [member] | Hedges of net investment in foreign operations [member] | Bond B R F S A B R F S B Z 4 Two [Member]
IfrsStatementLineItems [Line Items]
Liabilities	USD
Maturity	3rd Qtr. 2026
Notional	R$ 65,570
Average rate | Number	3.7649
Proctection (Investment)	Al Khan Foodstuff LLC
Non-derivative instrument, fair value	R$ (118,482)	[1]

[1]	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.